Income Taxes (Narrative) (Details) ¥ in Millions, $ in Millions	12 Months Ended			24 Months Ended	36 Months Ended				60 Months Ended	72 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015 USD ($)
Hong Kong [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	16.50%
PRC [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
State corporate income taxes before 2008, statutory rates	30.00%
Local corporate income taxes before 2008, statutory rates	3.00%
Transition period for FIEs to continue to enjoy existing preferential tax treatments	5 years
Tax rate uncertainty under Circular 157 issued by State Administration of Tax	In April 2010, the State Administration of Tax ("SAT") issued Circular 157, which seeks to provide additional guidance on the interaction of certain preferential tax rates under the transitional rules of the EIT Law. Prior to Circular 157, the Group interpreted the law to mean that if an entity was in a period where it was entitled to a 50% reduction in the tax rate and was also entitled to a 15% rate of tax due to HNTE status under the EIT Law, then it was entitled to pay tax at the rate of 7.5%. Circular 157 appears to have the effect that such an entity is entitled to pay tax at either 15% or 50% of the applicable PRC tax rate. The effect of Circular 157 is retrospective and would apply to 2008 and 2009.
Aggregate undistributed earnings of the Group's entities located in the PRC	¥ 959.7	¥ 838.1									$ 148.2
Unrecognized deferred tax liability on the permanently reinvested earnings	¥ 96.0	¥ 83.8									$ 14.8
PRC [Member] | Yifeng Lianhe [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
PRC [Member] | Tianying Chuangzhi [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Fenghuang Mingdao [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Fenghuang Feiyang [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Fenghuang Interactive Entertainment [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Fenghuang Borui [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Qieyiyou [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Youjiuzhou [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Chenhuan [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Huanyou Tianxia [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Chengdu Huanyou [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Yixi [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Meowpaw [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Fenghuang Convergence [Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | Jinhua Huyu[Member]
Schedule of Income Taxes [Line Items]
Statutory income tax rate	25.00%
PRC [Member] | New Technology Enterprise [Member]
Schedule of Income Taxes [Line Items]
Preferential EIT rate	15.00%
Number of years of tax exemption	3 years
Reduction rate upon applicable EIT rates	50.00%
Number of years of tax rate reduction subsequent to years of tax exemption	3 years
PRC [Member] | New Technology Enterprise [Member] | Fenghuang On-line [Member]
Schedule of Income Taxes [Line Items]
Preferential EIT rate						7.50%
Number of years of tax exemption								3 years
Reduction rate upon applicable EIT rates						50.00%
Number of years of tax rate reduction subsequent to years of tax exemption						3 years
PRC [Member] | High and New Technology Enterprises [Member]
Schedule of Income Taxes [Line Items]
Preferential EIT rate	15.00%
PRC [Member] | High and New Technology Enterprises [Member] | Fenghuang On-line [Member]
Schedule of Income Taxes [Line Items]
Preferential EIT rate									15.00%
PRC [Member] | High and New Technology Enterprises [Member] | Tianying Jiuzhou [Member]
Schedule of Income Taxes [Line Items]
Preferential EIT rate							15.00%			15.00%
PRC [Member] | High and New Technology Enterprises [Member] | Yifeng Lianhe [Member]
Schedule of Income Taxes [Line Items]
Preferential EIT rate				15.00%
PRC [Member] | Software Enterprise [Member] | Fenghuang Yutian [Member]
Schedule of Income Taxes [Line Items]
Preferential EIT rate					12.50%